UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Partners LP

Address:  404 B East Main Street
          Charlottesville, Virginia  22902


13F File Number: 28-6345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Partner
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler           Charlottesville, VA                 5/15/02
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None.

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total: $226,066
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


                                               PENINSULA PARTNERS EQUITY HOLDINGS AS OF
                                                           MARCH 31, 2002

US DOLLAR * EQUITY *  POSITIONS

                                  TITLE                                              INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER           OF          CUSIP     VALUE    SHRS OR  SH/  PUT/  DISCRETION  MGRS    SOLE    SHARED   NONE
                                  CLASS                (X$1000)  PRN AMT  PRN  CALL


ALLIED RISER COMMUNICATIONS      BOND         019496AB4   5967  22099000  PRN            SOLE          22099000
ALLIED WASTE INDSUTRIES INC      COMMON       19589308    1300    100000   SH            SOLE            100000
AMERICA WEST HOLDINGS CORP       CL B COMMON  23657208    4066    726000   SH            SOLE            726000
DAVITA INC                       COMMON       23918K108  78767   3113300   SH            SOLE           3113300
DOVER DOWNS ENTERTAINMENT        COMMON       260086103   1624    100000   SH            SOLE            100000
ECHOSTAR COMMUNICATIONS CORP     CL A COMMON  278762109  28405   1003000   SH            SOLE           1003000
FINOVA GROUP INC                 COMMON       317928109    150    455900   SH            SOLE            455900
GENERAL MOTORS CORPORATION       CL H COMMOM  370442832    543     33000   SH            SOLE             33000
NISOURCE INC                     COMMON       65473P105  11475    500000   SH            SOLE            500000
SPRINT CORP                      COMMON       852061100  21742   1422000   SH            SOLE           1422000
TRANSWORLD ENTERTAINMENT CORP    COMMON       89336Q100   1407    167500   SH            SOLE            167500
USEC INC                         COMMON       90333E108  24522   3831600   SH            SOLE           3831600
W.R. GRACE & CO (NEW)            COMMON       38388F108  23684  10765600   SH            SOLE          10765600
WSFS FINANCIAL CORP              COMMON       929328102  22414   1237000   SH            SOLE           1237000



03038.0001 #323659